Basis of Presentation and General Information, Charterer Concentration (Details) - Revenues [Member] - Customer Concentration [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Charterers [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	92.00%	42.00%	48.00%
Charterer A [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	0.00%	31.00%
Charterer B [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	0.00%	17.00%
Charterer C [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	61.00%	17.00%	0.00%
Charterer D [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	20.00%	14.00%	0.00%
Charterer E [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	0.00%	11.00%	0.00%
Charterer F [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage	11.00%	0.00%	0.00%